Revenues- Contract balances (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenues
Customer advances	¥ 56,453		$ 27,850	¥ 191,482	¥ 56,453
Customer liability	38,935		$ 10,609	¥ 72,939
Revenues recognized from the carrying value of customer advances and contract liability	¥ 44,704	¥ 38,935